INCOME TAXES (Table)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2012	2013

Current deferred tax assets:
Accrued payroll	$502	$638
Accrued expenses	—	45
Less: Valuation allowance	(502)	(683)
Current deferred tax assets, net	—	—
Non-current deferred tax asset:
Net operating loss carry forwards	8,338	7,959
Less: Valuation allowance	(8,338)	(7,959)
Non-current deferred tax asset, net	—	—
Total deferred tax asset, net	$—	$—

Schedule of reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes

	Year ended December 31,
	2011	2012	2013

Loss before provision of income tax	$(25,409)	$(4,211)	$(4,750)
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	(6,352)	(1,053)	(1,187)
Non-deductible expenses	672	403	225
Effect of income tax holiday and preferential tax rates	(828)	(41)	(62)
Write-off/(refund) of prepaid income tax*	(606)	—	—
Effect of income tax rate differences in jurisdictions other than the PRC	1,897	1,105	1,291
Changes in valuation allowances	4,339	(395)	(198)
Income tax expense (benefit)	$(878)	$19	$69

*                                         During the year of 2010, Lanting Huitong paid income tax of $579 at the request of the PRC tax authority. The Group did not expect to recover such prepaid income tax and, therefore, recorded the amount as income tax expenses in 2010. In September 2011, the PRC tax authority reassessed the tax payment and decided to refund the amount prepaid. The Group recorded such amount as tax refund in 2011.